Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Derivative financial assets	$ 59,002	$ 68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	57,829	132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	262,350	262,350
Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Derivative financial assets	59,002	68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	57,829	132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	262,350	262,350
Fair Value Measured on Recurring Basis | Level 3
Financial assets at fair value through profit or loss
Derivative financial assets	59,002	68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	57,829	132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 262,350	$ 262,350